Share based payment (Schedule of details regarding the stock option plans) (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2022 Share	Dec. 31, 2023 Share ₪ / shares	Dec. 31, 2023 Share $ / shares	Dec. 31, 2022 Share ₪ / shares	Dec. 31, 2022 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options, opening balance		164,000	164,000	0	0
Granted during the year	164,000	0	0	164,000	164,000
Expired during the year		(22,500)	(22,500)	0	0
Number of options, closing balance		141,500	141,500	164,000	164,000
Weighted average exercise price, opening balance | (per share)		₪ 52.76	$ 14.55	₪ 0
Granted during the year | (per share)		0	0	52.76
Expired during the year | (per share)		49.88	13.55	0
Weighted average exercise price, closing balance | (per share)		₪ 49.88	$ 13.55	₪ 52.76	$ 14.55